Discontinued operations - Summary of Classes of Assets and Liabilities from Discontinued Operations as Follows (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Apr. 21, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	₽ 81,345		₽ 179,264	₽ 189,879	₽ 197,875
Right-of-use assets	12,840		17,728	10,112
Other non-current assets	611		553
Total non-current assets	124,984		246,473
Current assets
Inventories	42,138		39,773
Income tax receivables	45		65
Trade and other receivables	16,403		15,340
Cash and cash equivalents	1,706		3,509	1,803	₽ 2,452
Total current assets	68,856		66,032
Total assets	193,840		312,505	317,625
Non-current liabilities
Lease liabilities	3,958		7,002
Provisions	4,802		5,238	3,719
Deferred tax liabilities	6,773		13,877
Total non-current liabilities	25,168		86,663
Current liabilities
Trade and other payables	43,783		38,244
Lease liabilities	7,535		10,353
Taxes and similar charges payable other than income tax	7,843		9,161
Provisions	6,317		4,558	4,822
Total current liabilities	399,343		459,439
Total liabilities	₽ 424,511		₽ 546,102	₽ 550,820
Discontinued operations [member] | Elga Coal Complex [member]
Non-current assets
Property, plant and equipment		₽ 95,411
Right-of-use assets		1,647
Mineral licenses		11,696
Other non-current assets		7
Total non-current assets		108,761
Current assets
Inventories		928
Income tax receivables		8
Trade and other receivables		3,060
Other current assets		248
Cash and cash equivalents		21
Total current assets		4,265
Total assets		113,026
Non-current liabilities
Lease liabilities		565
Pension obligations		110
Provisions		940
Deferred tax liabilities		6,567
Total non-current liabilities		8,182
Current liabilities
Loans and borrowings, including interest payable		8,031
Trade and other payables		1,930
Lease liabilities		883
Taxes and similar charges payable other than income tax		1,075
Advances received and other current liabilities		2
Pension obligations		24
Provisions		61
Total current liabilities		12,006
Total liabilities		20,188
Net assets		₽ 92,838